Annual Report - Financial Statements

T. Rowe Price

Tax-Efficient
Growth Fund
February 28, 2002



T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------



                             Year                7/30/99
                            Ended                Through
                          2/28/02                2/28/01                2/29/00
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning
of period                    10.18                 11.03                10.00

Investment activities

  Net
  investment
  income
  (loss)                     (0.01                 (0.03                (0.01)*

  Net realized
  and unrealized
  gain
  (loss)                     (0.89)                (0.82)                1.04

  Total from
  investment
  activities                 (0.90)                (0.85)                1.03

NET ASSET VALUE
End of
period                        9.28                 10.18                11.03
                           -----------------------------------------------------

Ratios/Supplemental Data

Total
return(diamond)               (8.84)%               (7.71)              10.30%*

Ratio of total
expenses to
average net
assets                         1.04%                 1.04%               1.10%*!

Ratio of net
investment
income (loss)
to average
net assets                    (0.10)%               (0.26)             (0.11)%*!

Portfolio turn                 8.5%                 12.0%              23.4%!

Net assets,
end of period
(in thousands)                75,688                83,608             72,336




(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

        * Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 2/28/01.

        ! Annualized


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
                                                               February 28, 2002

Statement of Net Assets                                 Shares            Value
--------------------------------------------------------------------------------
                                                              In thousands

Common Stocks  100.0%

CONSUMER DISCRETIONARY  20.3%

Hotels, Restaurants & Leisure  1.1%

McDonald's                                           6,500          $       169

Starbucks *                                         28,800                  663

                                                                            832


Media  12.1%

AOL Time Warner *                                   52,750                1,308

Clear Channel Communications *                      31,152                1,453

Disney                                              33,300                  766

Interpublic                                          7,500                  204

McGraw-Hill                                         21,500                1,415

Omnicom                                             17,300                1,618

TMP Worldwide *                                     12,500                  349

Univision Communications (Class A) *                 1,000                   41

Viacom (Class B) *                                  34,605                1,611

WPP Group ADR                                        7,670                  403

                                                                          9,168


Multiline Retail  3.4%

Dollar General                                      12,575                  185

Family Dollar Stores                                 9,000                  296

Wal-Mart                                            34,200                2,121

                                                                          2,602


Specialty Retail  3.0%

Bed Bath & Beyond *                                 13,000                  434

Home Depot                                          21,500                1,075

Tiffany                                             19,200                  630

Williams-Sonoma *                                    3,500                  159

                                                                          2,298


Textiles & Apparel  0.7%

NIKE (Class B)                                       8,200                  483

                                                                            483

Total Consumer Discretionary                                             15,383


CONSUMER STAPLES  11.6%

Beverages  4.2%

Anheuser-Busch                                      17,100                  870

Coca-Cola                                           19,800                  938

PepsiCo                                             26,500                1,338

                                                                          3,146


Food & Drug Retailing  1.9%

CVS                                                  4,800                  131

Sysco                                               23,200                  686

Walgreen                                            14,800                  596

                                                                          1,413


Food Products  1.5%

General Mills                                        8,800                  407

Wrigley                                             13,200                  740

                                                                          1,147


Household Products  2.7%

Colgate-Palmolive                                   10,200                  571

Kimberly-Clark                                      10,500                  657

Procter & Gamble                                    10,000                  848

                                                                          2,076


Personal Products  1.3%

Avon                                                11,800                  610

Gillette                                            11,000                  376

                                                                            986

Total Consumer Staples                                                    8,768


FINANCIALS  22.8%

Banks  4.1%

Bank of New York                                    16,700                  629

Mellon Financial                                    25,500                  918

Northern Trust                                      16,400                  888

Wells Fargo                                         13,500                  633

                                                                          3,068


Diversified Financials  14.7%

AMBAC                                               10,000                  621

American Express                                    12,800                  467

Charles Schwab                                      28,680                  374

Citigroup                                           46,800                2,118

Fannie Mae                                          33,000                2,582

Franklin Resources                                  21,500                  878

Freddie Mac                                         43,900                2,798

State Street                                        24,900                1,262

                                                                         11,100


Insurance  4.0%

AIG                                                 23,290                1,723

Marsh & McLennan                                    12,500                1,319

                                                                          3,042

Total Financials                                                         17,210


HEALTH CARE  18.1%

Biotechnology                                                               0.5%

Amgen *                                              6,800                  395

                                                                            395


Health Care Equipment & Supplies  1.4%

Baxter International                                 3,500                  194

Guidant *                                            2,600                  108

Medtronic                                           16,100                  717

                                                                          1,019


Health Care Providers & Services  0.1%

Cardinal Health                                        500                   33

UnitedHealth Group                                     500                   36

                                                                             69


Pharmaceuticals  16.1%

Abbott Laboratories                                 13,400                  758

American Home Products                              18,800                1,195

AstraZeneca ADR                                     10,900                  555

Bristol-Myers Squibb                                16,000                  752

Eli Lilly                                           10,500                  795

GlaxoSmithKline ADR                                 14,276                  699

Johnson & Johnson                                   35,000                2,131

Merck                                               24,000                1,472

Pfizer                                              62,300                2,552

Pharmacia                                           13,105                  538

Schering-Plough                                     22,000                  759


                                                                         12,206


Total Health Care                                                        13,689


INDUSTRIALS & BUSINESS SERVICES  11.7%

Aerospace & Defense  0.3%

Boeing                                               5,600                  257

                                                                            257


Air Freight & Couriers  0.7%

Expeditors International of Washington               9,200                  501

                                                                            501


Commercial Services & Supplies  7.1%

Apollo (Class A) *                                     500                   24

Automatic Data Processing                           17,200                  907

Certegy *                                            4,500                  167

Cintas                                               9,250                  409

Concord EFS *                                       12,000                  360

Devry *                                             18,900                  612

Equifax                                              9,000                  270

First Data                                          16,100                1,313

Paychex                                             15,750                  582

Robert Half *                                       26,400                  687

                                                                          5,331


Industrial Conglomerates  3.3%

GE                                                  64,300                2,476

                                                                          2,476


Machinery  0.3%

Illinois Tool Works                                  3,500                  257

                                                                            257

Total Industrials & Business Services                                     8,822


INFORMATION TECHNOLOGY  14.1%

Communications Equipment  1.5%

Cisco Systems *                                     54,500                  777

Corning                                             10,500                   71

JDS Uniphase *                                       6,000                   29

LM Ericsson (Class B) ADR
(miscellaneous footnote symbol)                     28,000                  118

Nokia ADR                                            6,000                  125


                                                                          1,120


Computers & Peripherals  0.4%

Dell Computer *                                      2,000                   49

EMC *                                               13,000                  142

Sun Microsystems *                                  17,400                  148

x                                                        x                  339

Electronic Equipment & Instruments                                          0.6%

Molex (Class A)                                     11,125                  293

Symbol Technologies                                 18,225                  157

                                                                            450


Internet Software & Services  0.1%

VeriSign *                                           3,500                   83

x                                                        x                   83

Semiconductor Equipment & Products                                          7.0%

Altera *                                            33,500                  638

Analog Devices *                                    12,600                  469

Applied Materials *                                  9,000                  391

Applied Micro Circuits *                             5,500                   42

Broadcom (Class A) *                                 2,000                   61

Intel                                               42,100                1,202

Linear Technology                                   16,800                  618

Maxim Integrated Products *                         16,000                  732

Texas Instruments                                   20,600                  605

Xilinx *                                            14,700                  528

                                                                          5,286


Software  4.5%

BMC Software *                                       3,000                   48

Computer Associates                                  5,300                   86

Intuit *                                             6,000                  227


Microsoft *                                         37,800                2,205

Oracle *                                            49,600                  824

                                                                          3,390

Total Information Technology                                             10,668


MATERIALS  1.3%

Chemicals  1.3%

Ecolab                                              14,500                  679

Valspar (miscellaneous footnote symbol)              7,500                  332
Total Materials                                      1,011


TELECOMMUNICATION SERVICES  0.1%

Wireless Telecommunication Services  0.1%
Vodafone ADR                                         5,000                   95

Total Telecommunication
Services                                                                     95

Total Common Stocks
(Cost $71,549)                                                           75,646


Short-Term Investments  0.1%

Money Market Funds  0.1%

T. Rowe Price Reserve
Investment Fund, 2.14% #                           106,695                  107

Total Short-Term Investments
(Cost $107)                                                                 107


Total Investments in Securities
100.1% of Net
Assets (Cost $71,656)                                                    75,753


Other Assets Less Liabilities                                               (65)

NET ASSETS                                                          $    75,688
                                                                    -----------

Net Assets Consist of:
Undistributed
net realized
gain (loss)                                                             (13,830)


Net unrealized gain (loss)                                                4,097
Paid-in-capital applicable
to 8,154,864 shares of
$0.0001 par value capital
stock outstanding;
1,000,000,000 shares of
the Corporation authorized                                               85,421

--------------------------------------------------------------------------------
NET ASSETS                                                          $    75,688

NET ASSET VALUE PER SHARE                                           $      9.28
                                                                    ------------
--------------------------------------------------------------------------------

                              #    Seven-day yield

                              *    Non-income producing

(miscellaneous footnote symbol)    All or a portion of this security is on
                                   loan at February 28, 2002 - See Note 2

                            ADR      American Depository Receipts



The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------

Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              2/28/02
--------------------------------------------------------------------------------

Investment Income (Loss)

Income
  Dividend                                                        725

  Securities lending                                                9

  Interest                                                          7

  Total income                                                    741

Expenses
  Investment management                                           489

  Shareholder servicing                                           157

  Custody and accounting                                           84

  Prospectus and
  shareholder reports                                              39

  Registration                                                     27

  Legal and audit                                                  12

  Directors                                                         7

  Proxy and annual meeting                                          2

  Miscellaneous                                                     4

  Total expenses                                                  821

Net investment income (loss)                                      (80)

Realized and Unrealized
Gain (Loss)

Net realized gain (loss)
on securities                                                  (5,102)

Change in net unrealized gain
(loss) on securities                                           (2,560)

Net realized and
unrealized gain (loss)                                         (7,662)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                         (7,742)
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                      Year
                                                     Ended
                                                   2/28/02              2/28/01
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
Operations

Net investment
  income (loss)                                        (80)                (221)
  Net realized
  gain (loss)                                       (5,102)              (6,041)

  Change in net unrealized
  gain (loss)                                       (2,560)              (2,179)
  Increase (decrease)
  in net assets
  from operations                                   (7,742)              (8,441)

Capital share transactions *
  Shares sold                                       10,548               27,573

  Shares redeemed                                  (10,759)              (7,928)

  Redemption fees
  received                                              33                   68
  Increase (decrease)
  in net assets from capital
  share
  transactions                                        (178)              19,713

Net Assets

  Increase (decrease)
  during period                                     (7,920)              11,272
  Beginning
  of period                                         83,608               72,336

  End of period                                     75,688               83,608

*Share information
  Shares sold                                        1,104                2,349
  Shares redeemed                                   (1,159)                (700)
  Increase (decrease)
  in shares
  outstanding                                          (55)               1,649
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------
                                                        February 28, 2002

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANTACCOUNTINGPOLICIES

     T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Tax-Efficient Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 30, 1999. The fund seeks attractive long-term capital appreciation on an after-tax basis.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Redemption Fees The fund assesses a 1% fee on redemptions of fund shares held less than two years. Such fees are retained by the fund, and have the primary effect of increasing paid-in-capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At February 28, 2002, the value of loaned securities was $450,000; aggregate collateral consisted of $485,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $6,718,000 and $6,869,000, respectively, for the year ended February 28, 2002.


NOTE 3 - FEDERALINCOMETAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     There were no distributions in the period ended February 28, 2002. At February 28, 2002, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized
appreciation                                               12,143,000

Unrealized
depreciation                                               (8,663,000)
Net unrealized
appreciation
(depreciation)                                              3,480,000

Capital loss
carryforwards                                             (13,213,000)

Distributable
earnings                                                   (9,733,000)

Paid-in capital                                            85,421,000

Net assets                                                 75,688,000
--------------------------------------------------------------------------------

     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year. For the year ended February 28, 2002, $617,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2003. Further, the fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of February 28, 2002, the fund has $1,717,000 of capital loss carryforwards that expire in 2008, $4,794,000 that expire in 2009, and $6,702,000 that expire in 2010.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended February 28, 2002, the fund recorded the following permanent reclassifications, which relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.

     ---------------------------------------------------------------------------

     Undistributed net investment income                       80,000

     Paid-in capital                                          (80,000)
     ---------------------------------------------------------------------------

     At February 28, 2002, the cost of investments for federal income tax purposes was $72,273,000.

NOTE 4 - RELATED PARTYTRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $36,000 was payable at February 28, 2002. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.30% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At February 28, 2002, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $199,000 for the year ended February 28, 2002, of which $16,000 was payable at period end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended February 28, 2002, totaled $7,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price Tax-Efficient Growth Fund
--------------------------------------------------------------------------------

Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Tax-Efficient Funds, Inc. and Shareholders of T. Rowe Price Tax-Efficient Growth Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Tax-Efficient Growth Fund (one of the portfolios comprising T. Rowe Price Tax-Efficient Funds, Inc., hereafter referred to as "the Fund") at February 28, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2002, by correspondence with the custodian, provide a reasonable basis for our opinion.


     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     March 19, 2002


T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money


Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**   Closed to new investors.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price, Invest With Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

FI28-050  2/28/02